August 1, 2005


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:     VANGUARD TRUSTEES' EQUITY FUNDS (THE TRUST)
        FILE NO. 2-65955-99
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Commissioners:

Enclosed is the 39th Post-Effective Amendment of the registration statement on Form N-1A, for the Vanguard Trustees Equity Funds (the "Trust"). The purpose of this amendment is to: (1) update information concerning policies to limit frequent trading and market timing; and (2) include a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on September 30, 2005. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) six-month financial statements for the Vanguard International Value Fund, a series of the Trust. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on September 30, 2005.

Please contact me at (610) 503-5854 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,


Sarah A. Buescher
Senior Counsel
The Vanguard Group, Inc.

Enclosures


cc: Christian Sandoe, Esquire
    Division of Investment Management
    U.S. Securities and Exchange Commission